FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Financial instruments	FINANCIAL INSTRUMENTS
Derivative instruments that economically hedge exposures are used for risk management purposes, but these instruments are not designated as hedges for accounting purposes.
Credit risk is the failure of the counterparty to perform under the terms of the derivative instrument. When the fair value of a derivative instrument is positive, the counterparty owes the Company, which creates credit risk for the Company. When the fair value of a derivative instrument is negative, the Company owes the counterparty, and, therefore, the Company is not exposed to the counterparty's credit risk in those circumstances. The Company minimizes counterparty credit risk in derivative instruments by entering into transactions with major banking and financial institutions. The derivative instruments entered into by the Company do not contain credit risk-related contingent features. The Company has not entered into master netting agreements with the counterparties to its derivative financial instrument contracts.
Market risk is the adverse effect on the value of a derivative instrument that results from a change in interest rates, currency exchange rates or commodity prices. The market risk associated with interest rate contracts is managed by establishing and monitoring parameters that limit the types and degree of market risk that may be undertaken.
The Company assesses interest rate risk by monitoring changes in interest rate exposures that may adversely impact expected future cash flows and by evaluating economical hedging opportunities.
As of December 31, 2022 the Company has a total of 13 interest rate swap transactions (2021: 17). This is to reduce the risk associated with fluctuations in interest rates, whereby floating interest based on LIBOR and SOFR on a total amortized notional principal of $691.0 million as of December 31, 2022 (2021: $677.8 million), has been swapped to a fixed rate.
In August 2022, the Company terminated three interest rate swap agreements with an amortized aggregate notional principal of $143.4 million. The terminated swaps had a weighted average fixed interest of 0.92% swapped for LIBOR and a weighted average remaining term of 2.92 years. The terminated swaps had a positive fair value position at the date of termination, resulting in cash proceeds of $9.4 million.
In October 2022, the Company terminated three interest rate swap agreements with an aggregate notional principal of $150.0 million. The terminated swaps had a weighted average fixed interest of 2.31% swapped for SOFR and a weighted average remaining duration of 9.74 years. The terminated swaps had a positive fair value position at the date of termination, resulting in cash proceeds of $14.4 million.
Our interest rate swap contracts as of December 31, 2022 are summarized as follows:

(in thousands of $)	Notional principal	Inception date	Maturity date	Floating Rate benchmark	Fixed Interest Rate
Receiving floating, pay fixed	25,000	September 2019	June 2024	LIBOR	1.38%
Receiving floating, pay fixed	25,000	September 2020	September 2025	LIBOR	0.37%
Receiving floating, pay fixed	25,000	September 2020	September 2025	LIBOR	1.22%
Receiving floating, pay fixed	35,000	September 2020	September 2025	LIBOR	1.03%
Receiving floating, pay fixed	25,000	September 2020	September 2025	LIBOR	1.22%
Receiving floating, pay fixed	75,000	June 2020	June 2025	LIBOR	1.39%
Receiving floating, pay fixed	25,000	July 2020	July 2025	LIBOR	1.38%
Receiving floating, pay fixed	25,000	March 2021	June 2024	LIBOR	0.35%
Receiving floating, pay fixed	50,000	July 2022	July 2032	SOFR	2.15%
Receiving floating, pay fixed	50,000	July 2022	July 2032	SOFR	1.91%
Receiving floating, pay fixed	50,000	December 2022	December 2032	SOFR	3.28%
Receiving floating, pay fixed	181,000	October 2022	April 2025	SOFR	0.95%
Receiving floating, pay fixed	100,000	March 2026	March 2032	SOFR	1.26%
The Company's gain/(loss) on derivatives for the year ended December 31, 2022 and 2021 was comprised of the following:

(in thousands of $)
	2022	2021
Change in fair value of derivative instruments	78,207	24,423
Realized gain/(loss) on derivative instruments	1,475	(6,024)
Gain/(loss) on derivatives	79,682	18,399
Movements in the year ended December 31, 2022 and 2021 for the derivative instrument assets and liabilities is summarized as follows:

(in thousands of $)	Derivative Instrument Asset	Derivative Instrument Liability	Total
At December 31, 2020	109	(23,434)	(23,325)
Change in fair value of derivative instruments	5,753	18,670	24,423
At December 31, 2021	5,862	(4,764)	1,098
Change in fair value of derivative instruments	73,443	4,764	78,207
Proceeds from termination of derivative instruments	(23,790)	—	(23,790)
At December 31, 2022	55,515	—	55,515